SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 758	$ 7,927	$ 0
Cash	$ 6,426	$ 8,466	$ 46,302	$ 351,060